October 2, 1995

                         MIDWEST INCOME TRUST
                  SHORT TERM GOVERNMENT INCOME FUND
               INTERMEDIATE TERM GOVERNMENT INCOME FUND

           SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1995

     Effective immediately, Class A shares of the Intermediate Term Government Income Fund purchased at net asset value totaling $1 million or more, including subsequent purchases made after the initial $1 million, will be subject to a .50% contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission of .50% of the purchase amount to participating unaffiliated dealers at the time the investor purchases Class A shares of the Intermediate Term Government Income Fund at net asset value in amounts totaling $1 million or more. In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of Class A shares of the Intermediate Term Government Income Fund made before October 1, 1995 are not subject to the contingent deferred sales load. If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

     The contingent deferred sales load is imposed on such Class A shares of the Intermediate Term Government Income
Fund if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Redemptions of such Class A shares of the Intermediate Term Government Income Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares of the Intermediate Term Government Income Fund being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

     The contingent deferred sales load on such Class A shares of the Intermediate Term Government Income Fund is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     EXPENSE INFORMATION. Shareholder Transaction Expenses for the Intermediate Term Government Income Fund in the section entitled "Expense Information" on page 2 of the Prospectus have been revised as set forth below to reflect the contingent deferred sales load for certain purchases of Class A shares:

INTERMEDIATE TERM GOVERNMENT INCOME FUND
                                           Class A  Class C
Shareholder Transaction Expenses           Shares   Shares
--------------------------------           -------  -------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . .    2%      None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price). None*   1%
Sales Load Imposed on Reinvested Dividends .  None    None
Exchange Fee . . . . . . . . . . . . . . . .  None    None
Redemption Fee . . . . . . . . . . . . . . .. None**  None**
Check Redemption Processing Fee(per check):
  First six checks per month . . . . . . .. . None    None
  Additional checks per month. . . . . . . .  $0.25   $0.25

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .50% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

     HOW TO PURCHASE SHARES - CLASS A SHARES. The table of sales loads for Class A shares of the Intermediate Term Government Income Fund in the section entitled "How to Purchase Shares - Class A Shares" on page 12 and the paragraph immediately preceding the table have been replaced with the following disclosure:

     Class A shares of the Intermediate Term Government Income Fund are purchased at the public offering price. The public offering price of Class A shares applicable to investors whose accounts are opened after January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                   Dealer
                                                 Reallowance
                              Sales Load as % of:   as % of
                               Public    Net         Public
                               Offering  Amount    Offering
Amount of Investment           Price     Invested    Price*
--------------------          ---------  --------  ---------
Less than $100,000                2.00%    2.04%      1.80%
$100,000 but less than $250,000   1.50     1.52       1.35
$250,000 but less than $500,000   1.00     1.01        .90
$500,000 but less than $1,000,000  .75      .76        .65
$1,000,000 or more                None**     None**

     Investors whose accounts were opened prior to February
1, 1995 are subject to a different table of sales loads as
follows:
                                                   Dealer
                                               Reallowance
                            Sales Load as % of:   as % of
                              Public      Net     Public
                              Offering  Amount    Offering
Amount of Investment           Price   Invested    Price
--------------------           --------  --------  -------
Less than $500,000                1.00%   1.01%     1.00%
$500,000 but less than $1,000,000  .75     .76       .75
$1,000,000 or more                None**  None**

* During the period from October 1, 1995 through December 31, 1995, the Adviser will reallow the entire amount of the sales load to unaffiliated dealers responsible for sales of Class A shares during such period.
** There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .50% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

                              PROSPECTUS
                             February 1, 1995

                         MIDWEST INCOME TRUST
                    312 WALNUT STREET, 21st FLOOR
                     CINCINNATI, OHIO  45202-4094

                  SHORT TERM GOVERNMENT INCOME FUND
               INTERMEDIATE TERM GOVERNMENT INCOME FUND

     The Short Term Government Income Fund and the
Intermediate Term Government Income Fund (individually a
"Fund" and collectively the "Funds") are two separate series of Midwest Income Trust.

     The Short Term Government Income Fund invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income consistent with protection of capital.

     THE SHORT TERM GOVERNMENT INCOME FUND'S PORTFOLIO
SECURITIES ARE VALUED ON AN AMORTIZED COST BASIS.  FUND
SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED
STATES GOVERNMENT OR ANY OTHER ENTITY.  IT IS ANTICIPATED,
BUT THERE IS NO ASSURANCE, THAT THE FUND WILL MAINTAIN A
STABLE NET ASSET VALUE PER SHARE OF $1.

     The Intermediate Term Government Income Fund invests in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years and seeks high current income consistent with protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

     The Intermediate Term Government Income Fund offers two classes of shares: Class A shares (sold subject to a maximum 2% front-end sales load and a 12b-1 fee of up to .35% of average daily net assets) and Class C shares (sold subject to a 1% contingent deferred sales load for a one-year period and a 12b-1 fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF,
OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     Midwest Group Financial Services, Inc. (the "Adviser") manages the Funds' investments and their business affairs.

     This Prospectus sets forth concisely the information about the Funds that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated February 1, 1995 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
------------------------------------------------------------

For Information or Assistance in Opening An Account, Please
Call:

Nationwide (Toll-Free) . . . . . . . . . . . . . . . . . .800-543-0407
Cincinnati . . . . . . . . . . . . . . . . . . . . . . . .513-629-2050
------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
-------------------
                  SHORT TERM GOVERNMENT INCOME FUND

Shareholder Transaction Expenses
--------------------------------
   Sales Load Imposed on Purchases                     None
   Sales Load Imposed on Reinvested Dividends          None
   Exchange Fee                                        None
   Wire Redemption Processing Fee                      $8.00
   Check Redemption Processing Fee (per check):
      First six checks per month                       None
      Additional checks per month                      $0.25

Annual Fund Operating Expenses (as a percentage of average
------------------------------
net assets)
   Management Fees                           .48%
   12b-1 Fees                                .15%(A)
   Other Expenses                            .36%
                                             ----
   Total Fund Operating Expenses             .99%
                                             ====
(A) The Fund may incur 12b-1 fees in an amount up to .35% of its average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

               INTERMEDIATE TERM GOVERNMENT INCOME FUND
               ----------------------------------------
                                              Class A Class C
Shareholder Transaction Expenses               Shares  Shares
--------------------------------               ------- -------
  Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)            2%    None
  Maximum Contingent Deferred Sales Load
   (as a percentage of original purchase price)   None   1%
   Sales Load Imposed on Reinvested Dividends     None  None
   Exchange Fee                                   None  None
   Wire Redemption Processing Fee                 $8.00 $8.00
   Check Redemption Processing Fee (per check):
       First six checks per month                 None  None
       Additional checks per month                $0.25 $0.25

Annual Fund Operating Expenses (as a percentage of average
------------------------------
net assets)                      Class A         Class C
                                 Shares          Shares
                                 -------         -------
   Management Fees                 .48%           .48%
   12b-1 Fees(A)                   .23%           .73%
   Other Expenses                  .28%           .28%
                                   ----          -----
   Total Fund Operating Expenses   .99%          1.49%
                                   ====          =====
(A) Class A shares may incur 12b-1 fees in an amount up to .35% of average net assets and Class C shares may incur
12b-1 fees in an amount up to 1.00% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

  The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The percentages expressing annual fund operating expenses of the Short Term Government Income Fund and Class A shares of the Intermediate Term Government Income Fund are based on amounts incurred during the most recent fiscal year. The percentages expressing annual fund operating expenses of Class C shares of the Intermediate Term Government Income Fund are based on estimated amounts for the current fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
-------
You would pay the following
expenses on a $1,000 invest-
ment, assuming (1) 5% annual
return and (2) redemption at
the end of each time period:
                                        Class A Shares, Class C Shares,
                          Short Term     Intermediate    Intermediate
                           Government     Term Govt       Term Govt
                           Income Fund    Income Fund     Income Fund
                          -----------   --------------  --------------
                 1 Year      $ 10           $ 30            $ 25
                 3 Years       32             51              47
                 5 Years       55             74              81
                10 Years      121            139             178


FINANCIAL HIGHLIGHTS

  The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1994 and related auditors' report appear in the Statement of Additional Information of the Funds, which can be obtained by shareholders at no charge by calling MGF Service Corp. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-
2050) or by writing to the Trust at the address on the front of this Prospectus.

SHORT TERM GOVERNMENT INCOME FUND
Per Share Data for a Share Outstanding Throughout Each Year(A)

                                                                         Year Ended September 30,
                                        _______________________________________________________________________________________
                                         1994     1993     1992     1991     1990     1989     1988     1987    1986     1985
                                        _______________________________________________________________________________________

Net asset value at beginning of year    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Income from investment operations:
  Net investment income ........        0.027    0.022    0.035    0.059    0.073    0.079    0.058    0.051    0.061   0.076
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total from investment operations        0.027    0.022    0.035    0.059    0.073    0.079    0.058    0.051    0.061   0.076
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------  ------

Less distributions:
  Dividends from net investment income  0.027    0.022    0.035    0.059    0.073    0.079    0.058    0.051    0.061   0.076
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total distributions.............        0.027    0.022    0.035    0.059    0.073    0.079    0.058    0.051    0.061   0.076
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------  ------

Net asset value at end of year..        $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00
                                       ======   ======   ======   ======   ======   ======   ======   ======   ======  ======

Total return ...................        2.72%    2.24%    3.55%    6.06%    7.50%    8.22%    6.08%    5.22%    6.28%   7.79%
                                       ======   ======   ======   ======   ======   ======   ======   ======   ======  ======

Net assets at end of year (000's)     $89,708  $96,962  $91,519 $101,535  $101,835 $104,956 $110,156 $142,083$145,908$150,393
                                       ======   ======   ======   ======   ======   ======   ======   ====== ======   ======

Ratio of expenses to average
   net assets ..................        0.99%    0.99%    0.99%    0.99%    0.99%    1.01%     1.00%   1.01%    1.01%   0.97%
Ratio of net investment income
  to average net assets ........        2.69%    2.22%    3.51%    5.90%    7.25%    7.91%     5.84%   5.09%    6.09%   7.56%


(A)All per share data has been restated to reflect the effect of a 10 for 1 share split on February 28, 1990.

INTERMEDIATE TERM GOVERNMENT INCOME FUND
Per Share Data for a Share Outstanding Throughout Each Period

                                                                              Class A
                           Class C _________________________________________________________________________________________________
                           Period
                           Ended                                    Year Ended September 30,
                          Sept. 30,_________________________________________________________________________________________________
                           1994(A)    1994      1993      1992       1991     1990      1989   1988      1987      1986      1985
Net asset value
  at beginning of period   $11.27    $11.59    $11.10    $10.45    $ 9.85    $10.09    $10.12    $10.02    $10.71    $10.22   $ 9.80
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
Income from investment
  operations:
   Net investment income     0.34      0.56      0.60      0.68      0.75      0.76      0.79      0.76      0.77     0.90      1.02
     Net realized and
     unrealized gains
     (losses) on
     investments........   (1.13)     (1.32)     0.49     0.65       0.60     (0.24)    (0.03)     0.10     (0.69)    0.49      0.42
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
Total from investment
  operations............   (0.79)     (0.76)     1.09     1.33       1.35      0.52      0.76      0.86      0.08     1.39      1.44
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------

Less distributions:
  Dividends from net
   investment income....    0.34       0.56      0.60     0.68      0.75       0.76     0.79       0.76      0.77     0.90      1.02
  Distributions from net
   realized gains.......      --       0.13        --       --        --         --       --         --        --       --        --
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------

Total distributions.....    0.34       0.69      0.60      0.68     0.75       0.76     0.79       0.76      0.77     0.90      1.02
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------

Net asset value at
  end of period.........  $10.14     $10.14    $11.59    $11.10    $10.45    $ 9.85    $10.09    $10.12    $10.02   $10.71    $10.22
                         =======    =======   =======   =======   =======   =======   =======   =======   =======  =======   =======

Total return(B) ........(10.38%)(E)  (6.76%)   10.15%    13.27%    14.19%     5.31%     7.79%     8.77%     0.66%   14.11%    15.27%
                         =======    =======   =======   =======   =======   =======   =======   =======   =======  =======   =======

Net assets at
  end of period (000's).  $508      $64,395   $89,666   $59,290   $40,896   $37,800   $40,391   $52,405   $56,084  $52,853   $43,346
                         =======    =======   =======   =======   =======   =======   =======   =======   =======  =======   =======

Ratio of net expenses
  to average net
  assets(C) ............ 1.46%(E)     0.99%     0.99%     1.00%     1.00%     1.02%     1.03%     1.04%     1.03%    1.10%  1.14%(D)
Ratio of net investment
  income to average
  net assets(C) ........ 4.89%(E)     5.17%     5.31%     6.40%     7.39%     7.57%     7.83%     7.43%     7.30%    8.51% 10.01%(D)

Portfolio turnover rate.  236%(E)      236%      255%       76%       74%       92%      161%       88%       54%      33%    25%


(A)For Class C shares, represents the period from initial public offering of shares (February 1, 1994) through September 30, 1994.
(B)The total returns shown do not include the effect of applicable front-end sales loads.
(C)In order to reduce the operating expenses of Class C shares, the Adviser reimbursed the Class C shares for operating expenses during the period ended September 30, 1994. Had there been no reimbursement of expenses, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.41% and 3.95%, respectively.
(D)The ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.21% and 9.95%, respectively, for the year ended September 30, 1985, assuming no waiver of fees.
(E)Annualized.

INVESTMENT OBJECTIVES
---------------------
  The Short Term Government Income Fund and the
Intermediate Term Government Income Fund are two series of Midwest Income Trust (the "Trust"), each with its own portfolio and investment objective(s). Neither Fund is intended to be a complete investment program, and there is no assurance that the investment objectives of either Fund can be achieved. Unless otherwise indicated, all investment practices and limitations of the Funds are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

  The SHORT TERM GOVERNMENT INCOME FUND seeks high current income, consistent with protection of capital, by investing primarily in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government obligations" described below) and backed by the "full faith and credit" of the United States, maturing within thirteen months or less with a dollar-weighted average portfolio maturity of 90 days or less. In order to achieve its investment objective, the Fund may also enter into repurchase agreements collateralized by U.S. Government obligations backed by the "full faith and credit" of the United States. (For a discussion of the Fund's investment practices, see "Investment Policies.")

  The investment objective of the Short Term Government
Income Fund is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.
Notwithstanding the foregoing, the limitation of the Short
Term Government Income Fund's permissible investments to obligations backed by the "full faith and credit" of the United States is a determination made by the Board of Trustees which may be changed by the Board without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly.

  The INTERMEDIATE TERM GOVERNMENT INCOME FUND seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. Shares of the Fund are not guaranteed or backed by the United States Government. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. In order to achieve its investment objectives, the Fund may also enter into repurchase agreements collateralized by U.S. Government obligations. (For a discussion of the Fund's investment practices, see "Investment Policies.")

  The investment objectives of the Intermediate Term Government Income Fund may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

INVESTMENT POLICIES
-------------------
  Each Fund invests in U.S. Government obligations. The Short Term Government Income Fund invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States. The Intermediate Term Government Income Fund invests in intermediate-term U.S. Government obligations.

  "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. Other U.S. Government obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments.

  U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Government agencies which issue or guarantee securities backed by the "full faith and credit" of the United States include the Government National Mortgage Association, the Student Loan Marketing Association and the Small Business Administration. Government agencies and instrumentalities which issue or guarantee securities not backed by the "full faith and credit" of the United States include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority.

  Each Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency or instrumentality established or sponsored by the United States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  Each Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The net asset value of the Intermediate Term Government Income Fund also will fluctuate due to these changes. The value of the portfolio securities held by the Funds usually declines when interest rates rise and usually rises when interest rates decline. In addition, the prepayment experience of the mortgages underlying mortgage-related U.S. Government securities may affect the value of, and the return on an investment in, such securities.

  Other Investment Techniques
  ---------------------------
  The Funds may also engage in the following investment techniques, each of which may involve certain risks:

  MORTGAGE-RELATED SECURITIES.  The Intermediate Term
Government Income Fund may invest in mortgage-related U.S.
Government obligations, including GNMA Certificates, FHLMC
Certificates and FNMA Certificates.

  GNMA Certificates are U.S. Government obligations guaranteed by the Government National Mortgage Association (the GNMA) and are mortgage-backed securities representing part ownership of a pool of mortgage loans. The pool of mortgage loans underlying the GNMA Certificates is assembled by the issuer, usually a private mortgage lender. The loans in the pool, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmers' Home Administration or guaranteed by the Veterans Administration. If the pool is approved by the GNMA, GNMA Certificates are issued and sold to investors such as the Intermediate Term Government Income Fund. The Fund will invest only in GNMA Certificates of the pass-through type. This type of GNMA Certificate entitles the holder to receive all interest and principal payments owed on the pool of mortgage loans, net of fees paid to the issuer and the GNMA. In addition, the timely payment of interest and principal on this type of GNMA Certificate is guaranteed by the GNMA, even in the event of the foreclosure of underlying mortgage loans. The GNMA guarantee is backed by the full faith and credit of the United States. However, shares of the Fund are not guaranteed or backed by either the GNMA or the United States.

  FHLMC Certificates are U.S. Government obligations guaranteed by the Federal Home Loan Mortgage Corporation (the FHLMC). As with GNMA Certificates, FHLMC Certificates are pass-through mortgage-backed securities representing part ownership of a pool of mortgage loans. The FHLMC generally purchases such mortgage loans from those lenders insured by the Federal Deposit Insurance Corporation, or Federal Housing Administration mortgagees approved by the Department of Housing and Urban Development. The securities and guarantees of the FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States.

  FNMA Certificates are U.S. Government obligations guaranteed by the Federal National Mortgage Association (the
FNMA). The FNMA is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. The FNMA purchases residential mortgages from a list of approved sellers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage banks. Pass-through securities issued by the FNMA are not backed by the full faith and credit of the United States, although the Secretary of the Treasury of the United States has discretionary authority to lend the FNMA up to $2.25 billion outstanding at any time.

  Some of the pass-through mortgage securities in which the Intermediate Term Government Income Fund invests may be adjustable rate mortgage securities ("ARMS"). ARMS are collateralized by adjustable rather than fixed-rate mortgages. The ARMS in which the Fund invests are actively traded. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of fixed-rate mortgage securities and ARMS tend to experience lower rates of prepayment of principal than fixed-rate mortgage securities. However, ARMS are also less likely than fixed-rate mortgage securities of comparable quality and maturity to increase significantly in value during periods of declining interest rates.

  Prepayments of and payments on foreclosures of mortgage loans underlying a mortgage-related security are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. The mortgage loans underlying a mortgage-related security may be prepaid at any time without penalty. If a prepayment of a mortgage loan underlying a particular mortgage-related security occurs, the return to the Fund may be lower if the Fund acquired the security at a premium over par or higher if the Fund acquired the security at a discount from par. In addition, prepayments of mortgage loans underlying a particular mortgage-related security held by the Fund will reduce the market value of the security to the extent the market value of the security at the time of prepayment exceeds its par value. In periods of declining mortgage interest rates, prepayments may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance outstanding mortgages at lower interest rates. In general, a decline in interest rates will cause the net asset value of the Fund to increase to the extent that prepayments do not occur, while a rise in interest rates will cause the net asset value of the Fund to decrease.

  DELAYED SETTLEMENT TRANSACTIONS. The Intermediate Term Government Income Fund may trade securities on a "when-issued" or "to-be-announced" basis. Obligations issued on a when-issued or to-be-announced basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund intends to invest less than 5% of its net assets in securities purchased on this basis, and the Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Board of Trustees' judgment, most creditworthy primary U.S. Government securities dealers. Each Fund may enter into repurchase agreements collateralized by U.S. Government obligations in which that Fund could invest directly. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

  BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, each Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 15% of its total assets. Neither Fund will make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

  PORTFOLIO TURNOVER. The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. However, each Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. The portfolio turnover of the Intermediate Term Government Income Fund may be greater than that of many other mutual funds. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Funds would not qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. A Fund will not qualify as a regulated investment company if it derives 30% or more of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES
----------------------
  Short Term Government Income Fund
  ---------------------------------

  Your initial investment in the Short Term Government Income Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust.

  INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Short Term Government
Income Fund by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354,
Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Short Term Government Income Fund." An account application is included in this Prospectus.

  You will be sent within five business days after the end of each month a written statement disclosing each purchase or redemption effected and each dividend or distribution credited to your account during the month.
Certificates representing shares are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

  Investors should be aware that the Funds' account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

  Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF
Service Corp. in the transaction.

  INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Short Term Government Income Fund by wire. Please telephone MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

  You may receive a dividend on the day of your wire investment provided you have given notice of your intention to make such investment to MGF Service Corp. by 12:30 p.m., Eastern time, on that day. Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to MGF Service Corp. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but MGF Service Corp.
reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

  ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to MGF Service Corp., P.O. Box 5354,
Cincinnati, Ohio 45201-5354. Checks should be made payable or endorsed to the "Short Term Government Income Fund."
Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 312
Walnut Street, 21st Floor, Cincinnati, Ohio 45202. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement.

  CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in shares of the Short Term Government Income Fund at the next determined net asset value on a day selected by the institution or its customer, or when the account balance reaches a predetermined dollar amount (e.g., $5,000).

  Participating institutions are responsible for prompt transmission of orders relating to the program.
Institutions participating in this program may charge their customers fees for services relating to the program which would reduce the customers' yield from an investment in the Fund. This Prospectus should, therefore, be read together with any agreement between the customer and the participating institution with regard to the services provided, the fees charged for these services and any restrictions and limitations imposed.

  Intermediate Term Government Income Fund
  ----------------------------------------
  Your initial investment in the Intermediate Term Government Income Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Midwest Group Financial Services, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Intermediate Term Government Income Fund." An account application is included in this Prospectus.

  The Trust mails you confirmations of all purchases or redemptions of shares of the Intermediate Term Government Income Fund. Certificates representing shares are not ordinarily issued, but you may receive a certificate without charge by sending a written request to MGF Service Corp. Certificates for fractional shares will not be issued. If a certificate has been issued to you, you will not be permitted to redeem shares by check, or to redeem or exchange shares by telephone, or to use the automatic withdrawal plan as to those shares. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

  Investors should be aware that the Funds' account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

  Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF
Service Corp. in the transaction.

  OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to MGF
Service Corp. at the address or numbers listed below.

  After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Intermediate Term Government Income Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

  Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to MGF Service
Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the "Intermediate Term
Government Income Fund."

  Under the Open Account Program, you may also purchase shares of the Intermediate Term Government Income Fund by bank wire. Please telephone MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but MGF Service Corp. reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

  Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Intermediate Term Government Income Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

Sales Load Alternatives
-----------------------
  The Intermediate Term Government Income Fund offers two classes of shares which may be purchased at the election of the purchaser. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the incremental expenses associated with the distribution fee (see "Distribution Plans"). Shares of the Intermediate Term Government Income Fund purchased prior to February 1, 1994 are Class A shares.

  The Fund's alternative sales arrangements permit investors to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur a front-end sales load and be subject to lower ongoing charges, as discussed below, or to have all of the initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges. A salesperson or any other person entitled to receive any portion of a distribution fee may receive different compensation for selling Class A or Class C shares.

  As an illustration, investors who qualify for reduced sales loads as described below, might elect the Class A sales load alternative because similar sales load reductions are not available for purchases under the Class C sales load alternative. Moreover, shares acquired under the Class A sales load alternative would be subject to lower ongoing distribution fees as described below. Investors not qualifying for reduced initial sales loads who expect to maintain their investment for an extended period of time might also elect the Class A sales load alternative because over time the accumulated continuing distribution fees on Class C shares may exceed the difference in initial sales loads between Class A and Class C shares. Again, however, such investors must weigh this consideration against the fact that less of their funds will be invested initially under the Class A sales load alternative. Furthermore, the higher ongoing distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class C sales load alternative.


  Some investors might determine that it would be more advantageous to utilize the Class C sales load alternative to have more of their funds invested initially, although remaining subject to higher ongoing distribution fees and, for a one-year period, being subject to a contingent deferred sales load. For example, based on estimated fees and expenses, an investor subject to the maximum 2% initial sales load on Class A shares who elects to reinvest dividends in additional shares would have to hold the investment in Class A shares approximately 4 years before the accumulated ongoing distribution fees on the alternative Class C shares would exceed the initial sales load plus the accumulated ongoing distribution fees on Class A shares. In this example and assuming the investment was maintained for more than 4 years, the investor might consider purchasing Class A shares. This example does not take into account the time value of money which reduces the impact of the higher ongoing Class C distribution fees, fluctuations in net asset value or the effect of different performance assumptions.

  In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Intermediate Term Government Income Fund.
On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Midwest Group during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

Class A Shares
--------------
  Class A shares of the Intermediate Term Government
Income Fund are purchased at the public offering price. The public offering price of Class A shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                 Dealer
                                    Sales Load   Reallowance
                                       as % of:       as % of
                                    Public    Net      Public
                                 Offering  Amount   Offering
Amount of Investment               Price  Invested    Price
--------------------              -------- -------- ---------
Less than $100,000                 2.00%    2.04%     1.80%
$100,000 but less than $250,000    1.50%    1.52%     1.35%
$250,000 but less than $500,000    1.00%    1.01%      .90%
$500,000 but less than $1,000,000   .75%     .76%      .65%
$1,000,000 or more                 None     None      None

  Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

  Class A shares of the Intermediate Term Government
Income Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

  REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact MGF Service Corp. for information about the Right of Accumulation and Letter of Intent.

  PURCHASES AT NET ASSET VALUE. You may purchase Class A shares of the Intermediate Term Government Income Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Adviser. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of Class A shares of the Intermediate Term Government Income Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the "Intermediate Term Government Income Fund." The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

  Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase Class A shares of the Intermediate Term Government Income Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase Class A shares at net asset value.

  In addition, Class A shares of the Intermediate Term
Government Income Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

  Clients of investment advisers and financial planners may also purchase Class A shares of the Intermediate Term
Government Income Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Adviser. The investment adviser or financial planner must notify MGF Service Corp. that an investment qualifies as a purchase at net asset value.

  Trustees, directors, officers and employees of the Trust, the Adviser or MGF Service Corp., including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase Class A shares of the Intermediate Term Government
Income Fund at net asset value.

  A shareholder of record of the Intermediate Term
Government Income Fund on November 17, 1986 may purchase additional Class A shares of the Fund at net asset value as long as an account balance is maintained.

  ADDITIONAL INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact MGF Service Corp. for additional information concerning purchases at net asset value or at reduced sales loads.

  Class C Shares
  --------------
  Class C shares of the Intermediate Term Government
Income Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the net asset value next determined on the following business day.

  A contingent deferred sales load is imposed on Class C shares of the Intermediate Term Government Income Fund purchased after January 31, 1995 if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

  Whether a contingent deferred sales load is imposed will depend on the amount of time since the investor made a purchase payment from which an amount is being redeemed.
Purchases are subject to the contingent deferred sales load according to the following schedule:

                Year Since Purchase   Contingent Deferred
                 Payment was Made         Sales Load
                -------------------   -------------------
                    First Year                    1%
                    Thereafter                   None

  In determining whether a contingent deferred sales load is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within one year before the redemption, then a deferred sales load at the rate of 1% will be imposed.

  The following example will illustrate the operation of the contingent deferred sales load. Assume that an individual opens an account and purchases 1,000 shares at $10 per share and that six months later the net asset value per shares is $12 and, during such time, the investor has acquired 50 additional shares through reinvestment of distributions. If at such time the investor should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares of the Intermediate Term Government Income Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

  All sales loads imposed on redemptions are paid to the Adviser. The Adviser intends to pay a commission of 1% of the purchase amount to participating brokers at the time the investor purchases Class C shares of the Intermediate Term Government Income Fund.

  The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

SHAREHOLDER SERVICES
--------------------
  Contact MGF Service Corp. (Nationwide call toll-free
800-543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

  Automatic Withdrawal Plan
  -------------------------
  If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional Class A shares of the Intermediate Term Government Income Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

  Tax-Deferred Retirement Plans
  -----------------------------
  Shares of either Fund are available for purchase in connection with the following tax-deferred retirement plans:

  --   Keogh Plans for self-employed individuals

  -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

  -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

  -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

  Direct Deposit Plans
  --------------------
  Shares of either Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Funds.

  Automatic Investment Plan
  -------------------------
  You may make automatic monthly investments in either
Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. MGF Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Funds.

  Reinvestment Privilege
  ----------------------
  If you have redeemed Class A shares of the Intermediate Term Government Income Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within thirty days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------
  You may redeem shares of either Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by MGF
Service Corp. of your redemption request in the form described below, less, in the case of Class C shares, any applicable contingent deferred sales load. Payment is normally made within seven days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.

  A contingent deferred sales load may apply to a redemption of Class C shares of the Intermediate Term
Government Income Fund.  (See "How to Purchase Shares -
Class C Shares.")

  BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds from your Short Term Government Income Fund account will normally be sent by mail or by wire within one business day (but not later than seven days) after receipt of your telephone instructions. Any redemption requests by telephone must be received in proper form prior to 12:30 p.m., Eastern time, on any business day in order for payment by wire to be made that day. The redemption proceeds from your Intermediate Term Government Income Fund account will normally be sent by mail or by wire within two business days (but not later than seven days) after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

  The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to MGF Service Corp. with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact MGF Service Corp. to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

  Neither the Trust, MGF Service Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

  BY MAIL. You may redeem any number of shares from your account by sending a written request to MGF Service Corp.
The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $5,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

  Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within two business days following receipt of instructions in proper form, but in no event later than seven days following receipt of instructions.

  BY CHECK. You may establish a special checking account with either Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

  When a check is presented to the Custodian for payment, MGF Service Corp., as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be processed at the net asset value on the day the check is presented to the Custodian for payment.

  If the amount of a check is greater than the value of the shares held in your account, the check will be returned. Shareholders of the Intermediate Term Government Income Fund should consider potential fluctuations in the net asset value of the Fund's shares when writing checks. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

  As long as no more than six check redemptions are effected in your account in any month, there will be no charge for the check redemption privilege. However, after six check redemptions are effected in your account in a month, MGF Service Corp. will charge you $.25 for each additional check redemption effected that month. MGF Service Corp. charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, MGF Service Corp. reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or MGF Service Corp.

  Shareholders of the Intermediate Term Government Income Fund should be aware that writing a check (a redemption of shares) is a taxable event. Shares of the Intermediate Term Government Income Fund for which certificates have been issued may not be redeemed by check. Shareholders who invest in the Short Term Government Income Fund through a cash sweep or similar program with a financial institution are not eligible for the checkwriting privilege.

  THROUGH BROKER-DEALERS. You may also redeem shares of the Intermediate Term Government Income Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

  ADDITIONAL REDEMPTION INFORMATION. For each wire redemption, you will be charged an $8 processing fee by MGF Service Corp. MGF Service Corp. reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

  Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House
(ACH) transaction. There is currently no charge for ACH transactions. Contact MGF Service Corp. for more information about ACH transactions.

  If a certificate for shares of the Intermediate Term
Government Income Fund was issued, it must be delivered to MGF Service Corp., or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

  At the discretion of the Trust or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Trust may determine from time to time.
After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

  The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than seven days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------
  Shares of either Fund and of any other fund of the Midwest Group of Funds may be exchanged for each other.

  Shares of the Short Term Government Income Fund and
Class A shares of the Intermediate Term Government Income Fund may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such fund does not impose a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

  Class C shares of the Intermediate Term Government
Income Fund may be exchanged, on the basis of relative net asset value per share, for Class C shares of any other fund, for shares of any fund which is a money market fund, and for shares of any other fund which offers only one class of shares and which imposes a contingent deferred sales load.
A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that Class C shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

  The following are the funds of the Midwest Group of Funds currently offered to the public. Funds sold with a sales load are indicated by an asterisk.

Midwest Group Tax Free Trust         Midwest Strategic Trust
----------------------------         -----------------------
 Tax-Free Money Fund                 *U.S. Government Securities Fund
 Ohio Tax-Free Money Fund            *U.S. Government Long Maturity Fund
 California Tax-Free Money Fund      *Equity Fund
 Royal Palm Florida Tax-Free         *Utility Fund
   Money Fund                        *Treasury Total Return Fund
 Government Housing Tax-Exempt
   Fund                              Midwest Income Trust
*Tax-Free Intermediate Term Fund     --------------------
*Ohio Insured Tax-Free Fund           Short Term Government Income Fund
                                      Institutional Government Income Fund
                                     *Intermediate Term Government Income
                                        Fund
                                     *Adjustable Rate U.S. Government
                                        Securities Fund
                                     *Global Bond Fund

  You may request an exchange by sending a written request to MGF Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by MGF Service Corp.

  Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact MGF Service Corp. to obtain a current prospectus for any of the other funds in the Midwest Group and more information about exchanges among the Midwest Group of Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
  All of the net investment income of each Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

  Distributions are paid according to one of the following options:

  Share Option - income distributions and capital gains distributions reinvested in additional shares.

  Income Option - income distributions and short-term capital gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

  Cash Option - income distributions and capital gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

  If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share
Option.

  An investor in Class A shares of the Intermediate Term Government Income Fund who has received in cash any dividend or capital gains distribution may return the distribution within thirty days of the distribution date to MGF Service Corp. for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify MGF Service Corp. that a distribution is being reinvested pursuant to this provision.

TAXES
-----
  Each Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income.
Since the Funds' investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares.

  The Funds will mail to each of their shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Funds may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Funds and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUNDS
----------------------
  The Funds are diversified series of Midwest Income
Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

  The Trust retains Midwest Group Financial Services,
Inc., 312 Walnut Street, Cincinnati, Ohio (the "Adviser"), to manage the Funds' investments and their business affairs. The Adviser was organized in 1974 and is also the investment adviser to three other series of the Trust, seven series of Midwest Group Tax Free Trust and five series of Midwest Strategic Trust. The Adviser is a subsidiary of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder. Each Fund pays the Adviser a fee equal to the annual rate of .5% of the average value of its daily net assets up to $50 million; .45% of such assets from $50 million to $150 million; .4% of such assets from $150 million to $250 million; and .375% of such assets in excess of $250 million.

  Bruce Chaiken, Assistant Vice President-Investments of the Adviser, is primarily responsible for managing the portfolio of each Fund. Mr. Chaiken has been employed by the Adviser and affiliated companies in various capacities since 1987 and has been managing each Fund's portfolio since June 1994.

  The Trust has retained MGF Service Corp., P.O. Box
5354, Cincinnati, Ohio, a subsidiary of Leshner Financial,
Inc., to serve as the Funds' transfer agent, dividend paying agent and shareholder service agent.

  MGF Service Corp. also provides accounting and pricing services to the Funds. MGF Service Corp. receives a monthly fee from each Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

  In addition, MGF Service Corp. has been retained by the Adviser to assist the Adviser in providing administrative services to the Funds. In this capacity, MGF Service Corp.
supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Funds) pays MGF Service Corp. a fee for these administrative services equal to one-fourth of its advisory fee from the Funds.

  The Adviser serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Robert H. Leshner, Chairman and a director of the Adviser, is President and a Trustee of the Trust. John F. Splain, Secretary and General
Counsel of the Adviser, is Secretary of the Trust.

  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions of the Funds. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

  Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1 (see "Distribution Plans"). When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLANS
------------------
  CLASS A SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Short Term Government Income Fund and Class A shares of the Intermediate Term Government Income Fund have adopted a plan of distribution (the "Class A Plan") under which such shares may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Funds and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

  Pursuant to the Class A Plan, the Funds may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of shares of the Funds. For the fiscal year ended September 30, 1994, the Short Term Government Income Fund and Class A shares of the Intermediate Term Government Income Fund paid $123,000 and $180,297, respectively to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders regarding the retention of shares of the Funds.

  The annual limitation for payment of expenses pursuant to the Class A Plan is .35% of the Short Term Government Income Fund's average daily net assets and .35% of the Intermediate Term Government Income Fund's average daily net assets allocable to Class A shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Class A Plan is terminated by a Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class A Plan terminates.

  CLASS C SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Intermediate Term Government Income Fund has adopted a plan of distribution (the "Class C Plan") which provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other dealers based on the average value of Fund shares owned by clients of such dealers. In addition, the Class C shares may directly incur or reimburse the Adviser in an amount not to exceed .75% per annum of the Fund's average daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the Fund's Class C shares, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's Class C shares.

  Unreimbursed expenditures will not be carried over from year to year. In the event the Class C Plan is terminated by the Intermediate Term Government Income Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class C Plan terminates. The Adviser may make payments to dealers and other persons in an amount up to
 .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

  GENERAL. Pursuant to the Plans, the Funds may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

  The Securities and Exchange Commission recently adopted amendments proposed by the National Association of Securities Dealers to its Rules of Fair Practice relating to asset-based sales charges of mutual funds. The amendments require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
  On each day that the Trust is open for business, the share price (net asset value) of the Short Term Government Income Fund's shares is determined as of 12:30 p.m. and 4:00 p.m., Eastern time. The share price of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares of the Intermediate Term Government Income Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

  The Short Term Government Income Fund's portfolio securities are valued on an amortized cost basis. In connection with the use of the amortized cost method of valuation, the Short Term Government Income Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities having remaining maturities of thirteen months or less and invests only in securities determined by the Board of Trustees to meet the Fund's quality standards and to present minimal credit risks. Other assets of the Short Term Government Income Fund are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. It is anticipated, but there is no assurance, that the use of the amortized cost method of valuation by the Short Term Government Income Fund will enable it to maintain a stable net asset value per share of $1.

  The Intermediate Term Government Income Fund's portfolio securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Intermediate Term Government Income Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------
  From time to time, the Short Term Government Income
Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Short Term Government Income Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the
advertisement).  This income is then "annualized."   That
is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

  From time to time, the Intermediate Term Government
Income Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Class A and Class C shares. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

  The "average annual total return" of the Intermediate
Term Government Income Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and, for Class A shares, the deduction of the current maximum sales load from the initial investment. The Intermediate Term Government Income Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return."
A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.
A nonstandardized return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

  The "yield" of the Intermediate Term Government Income
Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends).
The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

  From time to time, the Funds may advertise their performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Funds may also compare their performance to that of other selected mutual funds, averages of the other mutual funds within their categories as determined by Lipper, or recognized indicators. In connection with a ranking, the Funds may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. Each Fund may also present its performance and other investment characteristics, such as volatility, in light of the Adviser's view of current or historical trends.

  Further information about the Intermediate Term
Government Income Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

MIDWEST INCOME TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide:  (Toll-Free) 800-543-8721
Cincinnati:  513-629-2000

BOARD OF TRUSTEES
Gary W. Heldman
James C. Krumme
H. Jerome Lerner
Robert H. Leshner
Oscar P. Robertson
G. William Rohde
Bruce J. Simpson

OFFICERS
Robert H. Leshner, President
John F. Splain, Secretary
Mark J. Seger, Treasurer

INVESTMENT ADVISER
MIDWEST GROUP FINANCIAL SERVICES, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
MGF SERVICE CORP.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide:  (Toll-Free) 800-543-0407
Cincinnati:  513-629-2050

Rate Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati:  513-579-0999

                   TABLE OF CONTENTS
                  ------------------

Expense Information. . . . . . . . . . . . . . . . . . . . .
Financial Highlights. . . . . .. . . . . . . . . . . . . . .
Investment Objectives. . . . . . . . . . . . . . . . . . . .
Investment Policies. . . . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . .
Exchange Privilege . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Funds . . . . . . . . . . . . . . . . . . .
Distribution Plans . . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price and Public Offering Price . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
Application. . . . . . . . . . . . . . . . . . . . . . . . .

------------------------------------------------------------
  No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

Account Application (check appropriate Fund)                                    ACCOUNT NO.  ____________________________
                                                                                               (For Fund Use Only)
Please mail account application to:
MGF Service Corp.
P.O. Box 5354                                                         FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                           Firm Name:______________________________________
[  ] Short Term Govt. Income Fund (0)        $____________________    Home Office Address:____________________________
     Intermediate Term Govt. Income Fund                              Branch Address:_________________________________
[  ]  A Shares (1)                           $____________________    Rep Name & No.:_________________________________
[  ]  C Shares (15)                          $____________________    Rep Signature:__________________________________

___________________________________________________________________________________________________________________

[  ]  Check or draft enclosed payable to the Fund(s) designated above.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax l.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

TAXPAYER IDENTIFICATION NUMBER _ Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. Check box if appropriate:
[  ] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
[  ] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash.
___________________________________________________________________________________________________________________

REDEMPTION OPTIONS
I (we) authorize the Trust or MGF Service Corp. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund in the Midwest Group (see prospectus for limitations on this option) and:

[  ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further  authorize the used of automated cash transfers to and from the account designated below.
     NOTE:  For wire redemptions, the indicated bank should be a commercial bank.  Please attach a voided check for the account.

Bank Account Number ____________________________________________Bank Routing Transit Number ________________________________

Name of Account Holder _____________________________________________________________________________________________________

Bank Name ______________________________________________________Bank Address________________________________________________
                                                                            City                         State

[  ] CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Midwest Group Pay Through Draft Account (PTDA) or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA
signature card to draw checks on the PTDA and to cause the redemption of my (our) shares of the Trust.   I (we) agree to be bound by
the Rules and Regulations for the Midwest Group Pay Through Draft Account as such Rules and Regulations may be amended from time to time
___________________________________________________________________________________________________________________

REDUCED SALES CHARGES (INTERMEDIATE TERM GOVERNMENT INCOME FUND'S CLASS A SHARES ONLY)
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of the Midwest Group of Funds.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent).
Intent.)

[  ] l agree to the Letter of Intent in the current Prospectus of Midwest Trust.  Although I am not obligated to purchase, and the
Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________ 19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of the Midwest Group of Funds at least equal to
(check appropriate box):
          [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
___________________________________________________________________________________________________________________

SIGNATURES
By signature below each investor certifies that he has received a copy of the Funds' current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints MGF Service Corp. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that MGF Service
Corp. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application.
The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release MGF Service Corp., Midwest Trust, Midwest Group Financial Services, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, MGF Service
Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.


_______________________________________________________________-    ________________________________________________________

Signature of Individual Owner, Corporate Officer, Trustee, etc.                Signature of Joint Owner, if Any

___________________________________________________________-     ________________________________________________________

          Title of Corporate Officer, Trustee, etc.                                            Date

     NOTE:   Corporations, trusts and other organizations must complete the resolution form on the reverse side.
     Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.


AUTOMATIC INVESTMENT PLAN (Complete for Investments into the Fund(s))
The Automatic Investment  Plan is available for all established accounts of Midwest Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis.  The minimum investment is $50.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ __________per month in the Fund. (Check applicable Fund)        ABA Routing Number_______________________

[  ] Short Term Govt. Income Fund  [  ] Intermediate Term Govt. Income Fund     FI Account Number________________________

                                                                 [  ]  Checking Account        [  ]  Savings Account
_____________________________________________________________
Name of Financial Institution (FI)                               Please make my automatic investment on:

                                                                 [  ]  the last business day of each month
_____________________________________________________________    [  ]  the 15th day of each month
City                                    State                    [  ]  both the 15th and last business day


X____________________________________________________________    X________________________________________________________
(Signature of Depositor EXACTLY as it appears on FI Records)               (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names.  Please sign exactly as signature appears on your FI's records.)

Please attach a voided check for the Automatic Investment Plan.

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which MGF Service Corp. ("MGF") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by MGF, MGF hereby agrees:
     MGF will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  MGF will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.
MGF will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
____________________________________________________________________________________________________________________________

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):  Please indicate which Fund:   [  ] Short Term Govt. Income Fund
                                                                                [  ] Intermediate Term Govt. Income Fund

[  ] Monthly _ Withdrawals will be made on the last business day of each month.
[  ] Quarterly _ Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually _ Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Midwest account number:  ____  ____  _  ____  ____  ____  ____
____  ____  _  ____
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
I understand that the transfer will be completed in  two to three          business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of the Midwest Trust (the Trust) and that

____________________________________________________________________________________________________________________________
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Fund, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint
MGF Service Corp. as redemption agent of the corporation or organization for shares of the Fund, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application, and it is
(If checkwriting privilege is not desired, please cross out the following resolution.)
FURTHER RESOLVED: That the corporation or organization participate in the Midwest Group Pay Through Draft Account (PTDA) and that until otherwise ordered in writing, MGF Service Corp. is authorized to make redemptions of shares held by the corporation or organization, and to make payment from PTDA upon and according to the check, draft, note or order of this corporation or organization when signed by

____________________________________________________________________________________________________________________________
and to receive the same when so signed to the credit of, or payment to, the payee or any other holder without inquiry as to the circumstances of issue or the disposition or proceeds, whether drawn to the individual order or tendered in payment of individual obligations of the persons above named or other officers of this corporation or organization or otherwise.

                                                            Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


____________________________________________________________________________________________________________________________
                                                       (Name of Organization)

incorporated or formed under the laws of ___________________________________________________________________________________
                                                                 (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on
_________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.
I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                   Name                                                        Title

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________


Witness my hand and seal of the corporation or organization this________________day of_____________________________, 19_______


________________________________________________________________      _______________________________________________________
                    *Secretary-Clerk                                            Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


October 2, 1995

                               MIDWEST TRUST
              ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND

                SUPPLEMENT TO PROSPECTUS DATED MAY 2, 1995

     Effective immediately, Class A shares purchased at net asset value totaling $1 million or more, including subsequent purchases made after the initial $1 million, will be subject to a .50% contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission of .50% of the purchase amount to participating unaffiliated dealers at the time the investor purchases Class A shares at net asset value in amounts totaling $1 million or more. In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest
Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of Class A shares made before October 1, 1995 are not subject to the contingent deferred sales load. If a purchase of Class
A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

     The contingent deferred sales load is imposed on such Class A shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Redemptions of such Class A shares held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

     The contingent deferred sales load on such Class A shares is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     EXPENSE INFORMATION. Shareholder Transaction Expenses in the section entitled "Expense Information" on page 2 of the Prospectus have been revised as set forth below to reflect the contingent deferred sales load for certain purchases of Class A shares:

                                                  Class A        Class C
Shareholder Transaction Expenses                  Shares         Shares
--------------------------------                  -------        -------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . . . . . .   2%            None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price) . . . None*             1%
Sales Load Imposed on Reinvested Dividends . . . . None            None
Exchange Fee . . . . . . . . . . . . . . . . . . . None            None
Redemption Fee. . . . . . . . .  . . . . . . . . . None**          None**
Check Redemption Processing Fee(per check):
  First Six Checks per Month . . . . . . . . . . . None            None
  Additional Checks per Month. . . . . . . . . . . $0.25           $0.25

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .50% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

     HOW TO PURCHASE SHARES - CLASS A SHARES. The table of sales loads for investors whose accounts are opened after January 31, 1995 in the section entitled "How to Purchase Shares - Class A Shares" on page 10 has been revised as set forth below:

     Class A shares of the Fund are purchased at the public offering price. The public offering price of Class A shares applicable to investors whose accounts are opened after January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                    Dealer
                                                 Reallowance
                              Sales Load as % of:    as % of
                               Public      Net       Public
                               Offering   Amount    Offering
Amount of Investment            Price     Invested    Price*
--------------------           --------  --------  --------
Less than $100,000                2.00%     2.04%      1.80%
$100,000 but less than $250,000   1.50      1.52       1.35
$250,000 but less than $500,000   1.00      1.01        .90
$500,000 but less than $1,000,000  .75       .76        .65
$1,000,000 or more                None**     None**

* During the period from October 1, 1995 through December 31, 1995, the Adviser will reallow the entire amount of the sales load to unaffiliated dealers responsible for sales of Class A shares during such period.
** There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .50% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

PROSPECTUS
May 2, 1995

                                 Midwest Trust
                           312 Walnut Street, 21st Floor
                          Cincinnati, Ohio  45202-4094

                ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND

     The Adjustable Rate U.S. Government Securities Fund (the "Fund"), a separate series of Midwest Trust, seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-backed securities created from pools of adjustable rate mortgages which are issued or guaranteed by the United States Government, its agencies or instrumentalities.

     The Fund offers two classes of shares: Class A shares (sold subject to a maximum 2% front-end sales load and a 12b-1 fee of up to .35% of average daily net assets) and Class C shares (sold subject to a 1% contingent deferred sales load for a one-year period and a 12b-1 fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     Midwest Group Financial Services, Inc. (the "Adviser") manages the Fund's investments after consultation with Hanover Capital Advisors Inc. (see "Operation of the Fund").

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated May 2, 1995 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.

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For Information or Assistance in Opening an Account, Please Call:

Nationwide (Toll-Free) . . . . . . . . . . . . . .  800-543-0407
Cincinnati   . . . . . . . . . . . . . . . . . . .  513-629-2050
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



EXPENSE INFORMATION
-------------------                        Class A      Class C
Shareholder Transaction Expenses           Shares       Shares
--------------------------------           -------      -------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). .  .     2%          None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price)  None        1%
Sales Load Imposed on Reinvested Dividends.   None        None
Exchange Fee. . . . . . . . . . . . . . .     None        None
Wire Redemption Processing Fee. . . . . .     $8.00       $8.00
Check Redemption Processing Fee (per check):
  First Six Checks per Month . . . . .  .     None        None
  Additional Checks per Month. . . . .  .     $0.25       $0.25

Annual Fund Operating Expenses (as a percentage of average net
------------------------------
assets)
                                             Class A      Class C
                                             Shares       Shares
                                             -------      -------
Management Fees After Waivers(A)             .40%          .40%
12b-1 Fees(B)                                .02%          .52%
Other Expenses                               .26%          .26%
                                             ----          -----
Total Fund Operating Expenses After          .68%          1.18%
Waivers(C)                                   ====          =====

(A) Absent waivers of management fees, such fees would have been .50% for the fiscal year ended September 30, 1994.
(B) Class A shares may incur 12b-1 fees in an amount up to .35% of average net assets and Class C shares may incur 12b-1 fees in an amount up to 1.00% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.
(C) Absent waivers of management fees, total Fund operating expenses would have been .78% and 1.28% for Class A shares and Class C shares, respectively.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses of Class A shares are based on amounts incurred during the most recent fiscal year. The percentages expressing annual fund operating expenses of Class C shares are based on estimated amounts for the current fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
-------
You would pay the following expenses on
a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the
end of each time period:               Class A Shares  Class C Shares
                                        --------------  --------------
                        1 Year        $ 27            $ 22
                        3 Years         41              37
                        5 Years         57              65
                       10 Years        103             143

FINANCIAL HIGHLIGHTS
--------------------
    The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1994 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling MGF Service Corp. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus. The following information pertains only to Class A shares of the Fund. Information is not available for Class C shares since their initial public offering did not commence until May 2, 1995.

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                            Year            Period
                                            Ended           Ended
                                       Sept. 30, 1994   Sept. 30, 1993(A)
                                       --------------   --------------
Net asset value at beginning of period....  $10.01           $10.00
                                            ------           ------
Income from investment operations:
  Net investment income...................    0.39             0.28
  Net realized and unrealized
    gains (losses) on investments.........   (0.18)            0.01
                                            ------             ----
Total from investment operations..........    0.21             0.29
                                            ------             ----
Less distributions:
  Dividends from net investment income        0.39             0.28
  Distributions from net realized gains       0.01               -
                                             -----             ----
Total distributions.......................    0.40             0.28
                                             -----             ----
Net asset value at end of period..........   $9.82           $10.01
                                             =====           ======
Total return(B)...........................   2.09%           4.56%(D)
                                            =====            ======
Net assets at end of period (000's).......  $37,572         $24,400
                                            =======         =======
Ratios net of fees waived and expenses
  reimbursed by the Adviser(C):
  Ratio of expenses to average net assets    0.68%             0.22%(D)
  Ratio of net investment income to
  average net assets......................   3.91%             4.17%(D)

Ratios assuming no waiver of fees or
  reimbursement of expenses by the Adviser:
  Ratio of expenses to average net assets..  0.78%                1.18%(D)
Ratio of net investment income to
   average net assets......................  3.81%              3.20%(D)

Portfolio turnover rate....................    81%               170%(D)

[FN]
(A) Represents the period from the initial public offering of shares (February 10, 1993) through September 30, 1993.
(B) The total returns shown do not include the effect of applicable front-end sales loads.
(C) The Adviser has periodically absorbed expenses of the Fund through waiver of the investment advisory fee and reimbursement of other operating expenses.
(D)  Annualized.
[/FN]

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------
     The Fund is a series of Midwest Trust (the "Trust").
The Fund seeks high current income, consistent with lower volatility of principal. The Fund seeks to achieve its investment objective by investing primarily in mortgage-backed securities created from pools of adjustable rate mortgages which are guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.

     The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     Under normal circumstances, at least 65% of the Fund's total assets will be invested in adjustable rate mortgage securities (collectively, "mortgage-related securities"), which have interest rates that are reset at periodic intervals and which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. It is anticipated that by investing primarily in mortgage-related securities which have variable rates of interest, the Fund will achieve a less volatile net asset value than is characteristic of mutual funds that invest primarily in mortgage-related securities paying a fixed rate of interest. Mortgage-related securities eligible for purchase by the Fund are described below.

     The market value of investments available to the Fund, and therefore the Fund's yield and net asset value, will fluctuate due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Mortgage-related securities and other debt securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the prepayment experience of the mortgages underlying mortgage-related securities may affect the value of, and the return on an investment in, such securities.

     In addition to mortgage-related securities, the Fund may invest in all types of U.S. Government obligations
(described below). For defensive or liquidity purposes, the Fund may temporarily hold up to 10% of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits) or repurchase agreements collateralized by U.S. Government obligations.

     It is the current policy of the Fund to limit its investments and transactions to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C. Section 1757(7) and (8) and 12 CFR Part 703.
If this policy is changed as to permit the Fund to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Trust will so notify all Federal credit union shareholders.

     MORTGAGE-RELATED SECURITIES. Mortgage-related securities include GNMA Certificates, FHLMC Certificates and
FNMA Certificates.

     GNMA Certificates are U.S. Government obligations guaranteed by the Government National Mortgage Association (the GNMA) and are mortgage-backed securities representing part ownership of a pool of mortgage loans. The pool of mortgage loans underlying the GNMA Certificates is assembled by the issuer, usually a private mortgage lender. The loans in the pool, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmers' Home Administration or guaranteed by the Veterans Administration. If the pool is approved by the GNMA, GNMA Certificates are issued and sold to investors such as the Fund. The Fund will invest only in GNMA Certificates of the pass-through type. This type of GNMA Certificate entitles the holder to receive all interest and principal payments owed on the pool of mortgage loans, net of fees paid to the issuer and the GNMA. In addition, the timely payment of interest and principal on this type of GNMA Certificate is guaranteed by the GNMA, even in the event of the foreclosure of underlying mortgage loans. The GNMA guarantee is backed by the full faith and credit of the United States. However, shares of the Fund are not guaranteed or backed by either the GNMA or the United States.

     FHLMC Certificates are U.S. Government obligations guaranteed by the Federal Home Loan Mortgage Corporation (the FHLMC). As with GNMA Certificates, FHLMC Certificates are pass-through mortgage-backed securities representing part ownership of a pool of mortgage loans. The FHLMC generally purchases such mortgage loans from those lenders insured by the Federal Deposit Insurance Corporation, or Federal Housing Administration mortgagees approved by the Department of Housing and Urban Development. The securities and guarantees of the FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States.

     FNMA Certificates are U.S. Government obligations guaranteed by the Federal National Mortgage Association (the
FNMA). The FNMA is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. The FNMA purchases residential mortgages from a list of approved sellers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage banks. Pass-through securities issued by the FNMA are not backed by the full faith and credit of the United States, although the Secretary of the Treasury of the United States has discretionary authority to lend the FNMA up to $2.25 billion outstanding at any time.

     Prepayments of and payments on foreclosures of mortgage loans underlying a mortgage-related security are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. The mortgage loans underlying a mortgage-related security may be prepaid at any time without penalty. If a prepayment of a mortgage loan underlying a particular mortgage-related security occurs, the return to the Fund may be lower if the Fund acquired the security at a premium over par or higher if the Fund acquired the security at a discount from par. In addition, prepayments of mortgage loans underlying a particular mortgage-related security held by the Fund will reduce the market value of the security to the extent the market value of the security at the time of prepayment exceeds its par value. In periods of declining mortgage interest rates, prepayments may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance outstanding mortgages at lower interest rates. In general, a decline in interest rates will cause the net asset value of the Fund to increase to the extent that prepayments do not occur, while a rise in interest rates will cause the net asset value of the Fund to decrease.

     Most of the pass-through mortgage securities in which the Fund invests will be adjustable rate mortgage securities ("ARMS"). ARMS are collateralized by adjustable rather than fixed-rate mortgages. The ARMS in which the Fund invests are actively traded. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of fixed-rate mortgage securities and ARMS tend to experience lower rates of prepayment of principal than fixed-rate mortgage securities. However, ARMS are also less likely than fixed-rate mortgage securities of comparable quality and maturity to increase significantly in value during periods of declining interest rates.

     The adjustable interest rate feature of the mortgages underlying ARMS will generally act as a buffer to reduce sharp changes in the Fund's net asset value in response to normal interest rate fluctuations. As the interest rates on the mortgages underling ARMS are reset periodically, yields of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed-rate debt securities. However, during the periods of rising interest rates, changes in the coupon rate lag behind changes in the market rate resulting in possibly a slightly lower net asset value until the coupon resets to market rates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

     The underlying mortgages which collateralize the ARMS in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

     U.S. GOVERNMENT OBLIGATIONS. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. Other U.S. Government obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments.

     U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Government agencies which issue or guarantee securities backed by the "full faith and credit" of the United States include the Government National Mortgage Association, the Student Loan Marketing Association and the Small Business Administration. Government agencies and instrumentalities which issue or guarantee securities not backed by the "full faith and credit" of the United States include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority.

     The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency or instrumentality established or sponsored by the United States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Other Investment Techniques
---------------------------
     The Fund may also engage in the following investment techniques, each of which may involve certain risks:

     DELAYED SETTLEMENT TRANSACTIONS. Obligations issued on a when-issued or to-be-announced basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

     Purchases of securities on a when-issued or to-be-announced basis are subject to market fluctuations and their current value is determined in the same manner as other portfolio securities. When effecting such purchases for the Fund, a segregated account of cash or U.S. Government obligations of the Fund in an amount sufficient to make payment for the portfolio securities to be purchased will be maintained with the Fund's Custodian at the trade date and valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of segregated securities declines, additional cash or U.S. Government obligations will be segregated on a daily basis so that the market value of the Fund's segregated assets will equal the amount of the Fund's commitments to purchase when-issued obligations and securities on a to-be-announced basis. The Fund's purchase of securities on a when-issued or to-be-announced basis may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date or if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Board of Trustees' judgment, most creditworthy primary U.S. Government securities dealers. The Fund may only enter into repurchase agreements collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

     BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than 15% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. Borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

     LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed without the affirmative vote of a majority of its outstanding shares.

     PORTFOLIO TURNOVER. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. The portfolio turnover of the Fund may be greater than that of many other mutual funds. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not qualify as a regulated investment company if it derives 30% or more of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES
----------------------
     Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Midwest Group Financial Services, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Adjustable Rate U.S. Government Securities Fund." An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not ordinarily issued, but you may receive a certificate without charge by sending a written request to MGF Service Corp. Certificates for fractional shares will not be issued. If a certificate has been issued to you, you will not be permitted to redeem shares by check, to redeem or exchange shares by telephone, or to use the automatic withdrawal plan as to those shares. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF
Service Corp. in the transaction.

     OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to MGF
Service Corp. at the address or numbers listed below.

     After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

     Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to MGF Service
Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the "Adjustable Rate U.S.
Government Securities Fund."

     Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone MGF
Service Corp. (Nationwide call toll-free 800-543-0407; in
Cincinnati call 629-2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but MGF Service Corp.
reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

SALES LOAD ALTERNATIVES
-----------------------
     The Fund offers two classes of shares which may be purchased at the election of the purchaser. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the incremental expenses associated with the distribution fee (see "Distribution Plans"). Shares of the Fund purchased prior to May 2, 1995 are Class A shares.

     The Fund's alternative sales arrangements permit investors to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur a front-end sales load and be subject to lower ongoing charges, as discussed below, or to have all of the initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges. A salesperson or any other person entitled to receive any portion of a distribution fee may receive different compensation for selling Class A or Class C shares.

     As an illustration, investors who qualify for reduced sales loads as described below, might elect the Class A sales load alternative because similar sales load reductions are not available for purchases under the Class C sales load alternative. Moreover, shares acquired under the Class A sales load alternative would be subject to lower ongoing distribution fees as described below. Investors not qualifying for reduced initial sales loads who expect to maintain their investment for an extended period of time might also elect the Class A sales load alternative because over time the accumulated continuing distribution fees on Class C shares may exceed the difference in initial sales loads between Class A and Class C shares. Again, however, such investors must weigh this consideration against the fact that less of their funds will be invested initially under the Class A sales load alternative. Furthermore, the higher ongoing distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class C sales load alternative.

     Some investors might determine that it would be more advantageous to utilize the Class C sales load alternative to have more of their funds invested initially, although remaining subject to higher ongoing distribution fees and, for a one-year period, being subject to a contingent deferred sales load. For example, based on estimated fees and expenses, an investor subject to the maximum 2% initial sales load on Class A shares who elects to reinvest dividends in additional shares would have to hold the investment in Class A shares approximately 4 years before the accumulated ongoing distribution fees on the alternative Class C shares would exceed the initial sales load plus the accumulated ongoing distribution fees on Class A shares. In this example and assuming the investment was maintained for more than 4 years, the investor might consider purchasing Class A shares. This example does not take into account the time value of money which reduces the impact of the higher ongoing Class C distribution fees, fluctuations in net asset value or the effect of different performance assumptions.

     In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Midwest Group during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

Class A Shares
--------------
     Class A shares of the Fund are purchased at the public offering price. The public offering price of Class A shares applicable to investors whose accounts are opened after
January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.
                                                     Dealer
                                     Sales Load     Reallowance
                                       as % of:      as % of
                                 Public     Net      Public
                               Offering    Amount  Offering
Amount of Investment             Price    Invested    Price
--------------------           ---------  --------  --------
Less than $100,000                2.00%      2.04%     1.80%
$100,000 but less than $250,000   1.50%      1.52%     1.35%
$250,000 but less than $500,000   1.00%      1.01%      .90%
$500,000 but less than $1,000,000  .75%       .76%      .65%
$1,000,000 or more                 None       None      None

     The public offering price of Class A shares applicable to investors whose accounts were opened prior to February 1, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.
                                                   Dealer
                                                 Reallowance
                             Sales Load as % of:   as % of
                             Public      Net       Public
                             Offering   Amount    Offering
Amount of Investment         Price     Invested    Price
--------------------         --------  --------  -----------
Less than $500,000             1.00%      1.01%      1.00%
$500,000 but less
  than $1,000,000               .75        .76        .75
$1,000,000 or more             None       None       None

     Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

     Class A shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

     REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact MGF Service Corp. for information about the Right of Accumulation and Letter of Intent.

     PURCHASES AT NET ASSET VALUE. You may purchase Class A shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Adviser. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of Class A shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the "Adjustable Rate U.S. Government Securities Fund." The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase Class A shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase
Class A shares at net asset value.

     In addition, Class A shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     Clients of municipal fund advisers, public finance investment specialists, municipal reinvestment brokers, authorities and trustees may purchase Class A shares of the Fund at net asset value if the permitted investment section of the trust indenture can be interpreted with an accompanying opinion by the issuer or trustee counsel.

     Clients of investment advisers and financial planners may also purchase Class A shares of the Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Adviser. The investment adviser or financial planner must notify MGF Service Corp. that an investment qualifies as a purchase at net asset value.

     Trustees, directors, officers and employees of the Trust, the Adviser or MGF Service Corp., including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase Class A shares of the Fund at net asset value.

     ADDITIONAL INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact MGF Service Corp. for additional information concerning purchases at net asset value or at reduced sales loads.

     Class C Shares
     --------------
     Class C shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the net asset value next determined on the following business day.

     A contingent deferred sales load is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Whether a contingent deferred sales load is imposed will depend on the amount of time since the investor made a purchase payment from which an amount is being redeemed.
Purchases are subject to the contingent deferred sales load according to the following schedule:

               Year Since Purchase      Contingent Deferred
               Payment was Made             Sales Load
            -------------------         -------------------
                  First Year                    1%
                  Thereafter                   None

     In determining whether a contingent deferred sales load is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within one year before the redemption, then a deferred sales load at the rate of 1% will be imposed.

     The following example will illustrate the operation of the contingent deferred sales load. Assume that an individual opens an account and purchases 1,000 shares at $10 per share and that six months later the net asset value per share is $12 and, during such time, the investor has acquired 50 additional shares through reinvestment of distributions. If at such time the investor should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

     All sales loads imposed on redemptions are paid to the Adviser. The Adviser intends to pay a commission of 1% of the purchase amount to participating brokers at the time the investor purchases Class C shares.

     The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

SHAREHOLDER SERVICES
--------------------
     Contact MGF Service Corp. (Nationwide call toll-free
800-543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------
     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional Class A shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

     Tax-Deferred Retirement Plans
     -----------------------------
     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals

     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code.

     Direct Deposit Plans
     --------------------
     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------
     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. MGF Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

     Reinvestment Privilege
     ----------------------
     If you have redeemed Class A shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within thirty days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------
     You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by MGF Service Corp. of your redemption request in the form described below, less, in the case of Class C shares, any applicable contingent deferred sales load. Payment is normally made within seven days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     A contingent deferred sales load may apply to a redemption of Class C shares. (See "How to Purchase Shares -
Class C Shares.")

     BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds from your account will normally be sent by mail or by wire within seven days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

     The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to MGF Service Corp. with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact MGF Service Corp. to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

     Neither the Trust, MGF Service Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

     BY MAIL. You may redeem any number of shares from your account by sending a written request to MGF Service Corp. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $5,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

     Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within seven days following receipt of instructions in proper form.

     BY CHECK. You may establish a special checking account with the Fund for the purpose of redeeming shares by check.
Checks may be made payable to anyone for any amount, but checks may not be certified.

     When a check is presented to the Custodian for payment, MGF Service Corp., as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be processed at the net asset value on the day the check is presented to the Custodian for payment.

     If the amount of the check is greater than the value of the shares held in your account, the check will be returned. Shareholders of the Fund should consider potential fluctuations in the net asset value of the Fund's shares when writing checks. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

     As long as no more than six check redemptions are effected in your account in any month, there will be no charge for the check redemption privilege. However, after six check redemptions are effected in your account in a month, MGF Service Corp. will charge you $.25 for each additional check redemption effected that month. MGF Service Corp. charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, MGF Service Corp. reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or MGF Service Corp.

     Shareholders should be aware that writing a check (a redemption of shares) is a taxable event. Shares for which certificates have been issued may not be redeemed by check.

     THROUGH BROKER-DEALERS. You may also redeem shares of the Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     ADDITIONAL REDEMPTION INFORMATION. For each wire redemption, you will be charged an $8 processing fee by MGF Service Corp. MGF Service Corp. reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House
(ACH) transaction. There is currently no charge for ACH transactions. Contact MGF Service Corp. for more information about ACH transactions.

     If a certificate for shares of the Fund was issued, it must be delivered to MGF Service Corp., or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

     At the discretion of the Trust or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than seven days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------
     Shares of the Fund and of any other fund of the Midwest
Group of Funds may be exchanged for each other.

     Class A shares of the Fund may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such fund does not impose a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

     Class C shares of the Fund may be exchanged, on the basis of relative net asset value per share, for Class C shares of any other fund, for shares of any fund which is a money market fund, and for shares of any other fund which offers only one class of shares and which imposes a contingent deferred sales load. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that Class C shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

     The following are the funds of the Midwest Group of Funds currently offered to the public. Funds sold with a sales load are indicated by an asterisk.

Midwest Group Tax Free Trust      Midwest Strategic Trust
----------------------------      -----------------------
 Tax-Free Money Fund              *U.S. Government Securities Fund
 Ohio Tax-Free Money Fund         *Equity Fund
 California Tax-Free Money Fund   *Utility Fund
 Royal Palm Florida Tax-Free      *Treasury Total Return Fund
   Money Fund
 Government Housing Tax-Exempt    Midwest Trust
   Fund                           -------------
*Tax-Free Intermediate Term Fund   Short Term Government Income Fund
*Ohio Insured Tax-Free Fund        Institutional Government Income Fund
                                  *Intermediate Term Government Income
                                     Fund
                                  *Adjustable Rate U.S. Government
                                     Securities Fund
                                   *Global Bond Fund

     You may request an exchange by sending a written request to MGF Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by MGF Service Corp.

     Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact MGF Service Corp. to obtain a current prospectus for any of the other funds in the Midwest Group and more information about exchanges among the Midwest Group of Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
     All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year.
Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

  Share Option -   income distributions and capital gains
                   distributions reinvested in additional
                   shares.

  Income Option -  income distributions and short-term capital gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

  Cash Option -    income distributions and capital gains
                   distributions paid in cash.

You should indicate your choice of option on your application.
If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.

     An investor in Class A shares who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to MGF Service Corp. for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify MGF Service Corp. that a distribution is being reinvested pursuant to this provision.

TAXES
-----
     The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
---------------------
     The Fund is a diversified series of Midwest Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Midwest Group Financial Services, Inc., 312 Walnut Street, Cincinnati, Ohio (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to four other series of the Trust, seven series of Midwest Group Tax Free Trust and four series of Midwest Strategic Trust. The Adviser is a subsidiary of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder. The Fund pays the Adviser a fee equal to the annual rate of .5% of the average value of its daily net assets up to $50 million; .45% of such assets from $50 million to $150 million; .4% of such assets from $150 million to $250 million; and .375% of such assets in excess of $250 million.

     Hanover Capital Advisors Inc., 90 West Street, New York, New York ("Hanover"), reviews the Fund's portfolio holdings and overall investment strategies. The Adviser retains Hanover to recommend securities to be purchased for the Fund and to confer with the Adviser regarding the credit and maturity guidelines for investments in the Fund's portfolio. The Adviser pays a fee equal to the annual rate of .25% of the average value of the Fund's daily net assets up to $50 million; .225% of such assets from $50 million to $150 million; .2% of such assets from $150 to $250 million; and .1875% of such assets in excess of $250 million. The fee paid to Hanover is subject to reduction in the event the Adviser waives or reimburses any portion of its advisory fee in order to reduce the operating expenses of the Fund. Hanover is a subsidiary of Hanover Capital Partners Ltd., the controlling shareholders of which are John A. Burchett and George J. Ostendorf.

     Bruce Chaiken, Assistant Vice President-Investments of the Adviser, is primarily responsible for managing the portfolio of the Fund. Mr. Chaiken has been employed by the Adviser and affiliated companies in various capacities since 1987 and has been managing the Fund's portfolio since June 1994. Irma N. Tavares, Vice President of Hanover, is primarily responsible for fulfilling Hanover's contractual obligations to the Adviser. Ms. Tavares, who has been employed by Hanover since 1989, has been managing the Fund's portfolio since its inception in February 1993.

     The Trust has retained MGF Service Corp., P.O. Box 5354,
Cincinnati, Ohio, a subsidiary of Leshner Financial, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

     MGF Service Corp. also provides accounting and pricing services to the Fund. MGF Service Corp. receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, MGF Service Corp. has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, MGF Service Corp. supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Fund) pays MGF Service Corp. a fee for these administrative services equal to one-fourth of its advisory fee from the Fund.

     The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Robert H. Leshner, Chairman and a director of the Adviser, is President and a Trustee of the Trust. John F. Splain, Secretary and General Counsel of the Adviser, is Secretary of the Trust.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

     Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of the Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1 (see "Distribution Plans"). When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLANS
------------------
     CLASS A SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class A Plan") under which Class A shares may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's Class A shares.

     The annual limitation for payment of expenses pursuant to the Class A Plan is .35% of the Fund's average daily net assets allocable to Class A shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Class A Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class A Plan terminates.

     CLASS C SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class C Plan") which provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other dealers based on the average value of Fund shares owned by clients of such dealers. In addition, the Class C shares may directly incur or reimburse the Adviser in an amount not to exceed .75% per annum of the Fund's average daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the Fund's Class C shares, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's Class C shares.

     Unreimbursed expenditures will not be carried over from year to year. In the event the Class C Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class C Plan terminates. The Adviser may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     GENERAL. Pursuant to the Plans, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     The Securities and Exchange Commission recently adopted amendments proposed by the National Association of Securities Dealers to its Rules of Fair Practice relating to asset-based sales charges of mutual funds. The amendments require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
     On each day that the Trust is open for business, the share price (net asset value) of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     The Fund's portfolio securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------
     From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Class A and Class C shares. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

     The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and, for Class A shares, the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility, in light of the Adviser's view of current or historical trends.

     Further information about the Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling MGF Service Corp.
(Nationwide call toll-free 800-543-0407, in Cincinnati call
629-2050) or by writing to the Trust at the address on the front of this Prospectus.

MIDWEST TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati: 513-629-2000

BOARD OF TRUSTEES
Gary W. Heldman
James C. Krumme
H. Jerome Lerner
Robert H. Leshner
Oscar P. Robertson
G. William Rohde
Bruce J. Simpson

OFFICERS
Robert H. Leshner, President
John F. Splain, Secretary
Mark J. Seger, Treasurer

INVESTMENT ADVISER
MIDWEST GROUP FINANCIAL SERVICES, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
MGF SERVICE CORP.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

RATE LINE
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999


TABLE OF CONTENTS

Expense Information . . . . . . . . . . . . . . . . . .
Financial Highlights. . . . . . . . . . . . . . . . . .
Investment Objective and Policies . . . . . . . . . . .
How to Purchase Shares. . . . . . . . . . . . . . . . .
Shareholder Services. . . . . . . . . . . . . . . . . .
How to Redeem Shares. . . . . . . . . . . . . . . . . .
Exchange Privilege. . . . . . . . . . . . . . . . . . .
Dividends and Distributions . . . . . . . . . . . . . .
Taxes . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund . . . . . . . . . . . . . . . . .
Distribution Plans. . . . . . . . . . . . . . . . . . .
Calculation of Share Price and Public Offering Price. .
Performance Information . . . . . . . . . . . . . . . .
Application . . . . . . . . . . . . . . . . . . . . . .

----------------------------------------------------------------
No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

Account Application                                                             ACCOUNT NO.  ____________________________
                                                                                               (For Fund Use Only)
Please mail account application to:
MGF Service Corp.
P.O. Box 5354                                                         FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                           Firm Name:______________________________________
Adjustable Rate U.S.                                                  Home Office Address:____________________________
Government Securities Fund                                            Branch Address:_________________________________
[  ]  A Shares (27)                                                   Rep Name & No.:_________________________________
[  ]  C Shares (10)                                                   Rep Signature:__________________________________

___________________________________________________________________________________________________________________

Initial Investment of $___________________ ($1,000 Minimum)

[  ]  Check or draft enclosed payable to the Fund.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax l.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

TAXPAYER IDENTIFICATION NUMBER _ Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. Check box if appropriate:
[  ] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
[  ] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash.
___________________________________________________________________________________________________________________

REDEMPTION OPTIONS
I (we) authorize the Trust or MGF Service Corp. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund in the Midwest Group (see prospectus for limitations on this option) and:

[  ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further  authorize the used of automated cash transfers to and from the account designated below.
     NOTE:  For wire redemptions, the indicated bank should be a commercial bank.  Please attach a voided check for the account.

Bank Account Number ____________________________________________Bank Routing Transit Number ________________________________

Name of Account Holder _____________________________________________________________________________________________________

Bank Name ______________________________________________________Bank Address________________________________________________
                                                                            City                         State

[  ] CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Midwest Group Pay Through Draft Account (PTDA) or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA
signature card to draw checks on the PTDA and to cause the redemption of my (our) shares of the Trust.   I (we) agree to be bound by
the Rules and Regulations for the Midwest Group Pay Through Draft Account as such Rules and Regulations may be amended from time to time
___________________________________________________________________________________________________________________

REDUCED SALES CHARGES
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of the Midwest Group of Funds.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent).
Intent.)

[  ] l agree to the Letter of Intent in the current Prospectus of Midwest Trust.  Although I am not obligated to purchase, and the
Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________ 19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of the Midwest Group of Funds at least equal to
(check appropriate box):
          [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
___________________________________________________________________________________________________________________

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints MGF Service Corp. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that MGF Service
Corp. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application.
The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release MGF Service Corp., Midwest Trust, Midwest Group Financial Services, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, MGF Service
Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.


_______________________________________________________________-    ________________________________________________________

Signature of Individual Owner, Corporate Officer, Trustee, etc.                Signature of Joint Owner, if Any

___________________________________________________________-     ________________________________________________________

          Title of Corporate Officer, Trustee, etc.                                            Date

     NOTE:   Corporations, trusts and other organizations must complete the resolution form on the reverse side.
     Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.


AUTOMATIC INVESTMENT PLAN (Complete for Investments into the Fund)
The Automatic Investment  Plan is available for all established accounts of Midwest Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis.  The minimum investment is $50.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________per month in the Fund.          ABA Routing Number______________________________________

                                                                 FI Account Number_______________________________________

                                                                 [  ]  Checking Account        [  ]  Savings Account
_____________________________________________________________
Name of Financial Institution (FI)                               Please make my automatic investment on:

                                                                 [  ]  the last business day of each month
_____________________________________________________________    [  ]  the 15th day of each month
City                                    State                    [  ]  both the 15th and last business day


X____________________________________________________________    X________________________________________________________
(Signature of Depositor EXACTLY as it appears on FI Records)               (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names.  Please sign exactly as signature appears on your FI's records.)

Please attach a voided check for the Automatic Investment Plan.

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which MGF Service Corp. ("MGF") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by MGF, MGF hereby agrees:
     MGF will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  MGF will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.
MGF will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
____________________________________________________________________________________________________________________________

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):

[  ] Monthly _ Withdrawals will be made on the last business day of each month.
[  ] Quarterly _ Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually _ Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Midwest account number:  ____  ____  _  ____  ____  ____  ____
____  ____  _  ____
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
I understand that the transfer will be completed in  two to three          business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of the Adjustable Rate U.S. Government Securities Fund (the
Fund) and that

____________________________________________________________________________________________________________________________
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Fund, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint
MGF Service Corp. as redemption agent of the corporation or organization for shares of the Fund, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application, and it is
(If checkwriting privilege is not desired, please cross out the following resolution.)
FURTHER RESOLVED: That the corporation or organization participate in the Midwest Group Pay Through Draft Account (PTDA) and that until otherwise ordered in writing, MGF Service Corp. is authorized to make redemptions of shares held by the corporation or organization, and to make payment from PTDA upon and according to the check, draft, note or order of this corporation or organization when signed by

____________________________________________________________________________________________________________________________
and to receive the same when so signed to the credit of, or payment to, the payee or any other holder without inquiry as to the circumstances of issue or the disposition or proceeds, whether drawn to the individual order or tendered in payment of individual obligations of the persons above named or other officers of this corporation or organization or otherwise.

                                                            Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


____________________________________________________________________________________________________________________________
                                                       (Name of Organization)

incorporated or formed under the laws of ___________________________________________________________________________________
                                                                 (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on
_________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.
I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                   Name                                                        Title

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________


Witness my hand and seal of the corporation or organization this________________day of_____________________________, 19_______


________________________________________________________________      _______________________________________________________
                    *Secretary-Clerk                                            Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


October 2, 1995

                            MIDWEST TRUST
                           GLOBAL BOND FUND

             SUPPLEMENT TO PROSPECTUS DATED JUNE 2, 1995

     Effective immediately, Class A shares purchased at net asset value totaling $1 million or more, including subsequent purchases made after the initial $1 million, will be subject to a
 .75% contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission of .75% of the purchase amount to participating unaffiliated dealers at the time the investor purchases Class A shares at net asset value in amounts totaling $1 million or more. In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of Class A shares made before October 1, 1995 are not subject to the contingent deferred sales load. If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

     The contingent deferred sales load is imposed on such Class A shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Redemptions of such Class A shares held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

     The contingent deferred sales load on such Class A shares is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     EXPENSE INFORMATION. Shareholder Transaction Expenses in the section entitled "Expense Information" on page 2 of the Prospectus have been revised as set forth below to reflect the contingent deferred sales load for certain purchases of Class A shares:
                                           Class A   Class C
Shareholder Transaction Expenses           Shares    Shares
--------------------------------           -------   -------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . .    4%      None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price). None*   1%
Sales Load Imposed on Reinvested Dividends .  None    None
Exchange Fee . . . . . . . . . . . . . . . .  None    None
Redemption Fee . . . . . . . . . . . . . . .  None**  None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

     HOW TO PURCHASE SHARES - CLASS A SHARES. The table of sales loads in the section entitled "How to Purchase Shares
- Class A Shares" on page 12 has been revised as set forth below:

     Class A shares of the Fund are purchased at the public offering price. The public offering price of Class A shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                    Dealer
                                                 Reallowance
                                 Sales Load as % of: as % of
                                 Public      Net     Public
                                 Offering   Amount  Offering
Amount of Investment             Price     Invested  Price*
--------------------             --------  --------  -------
Less than $100,000                4.00%      4.17%    3.60%
$100,000 but less than $250,000   3.50       3.63     3.30
$250,000 but less than $500,000   2.50       2.56     2.30
$500,000 but less than $1,000,000 2.00       2.04     1.80
$1,000,000 or more                None**     None**

* During the period from October 1, 1995 until December 31, 1995, the Adviser will reallow the entire amount of the sales load to unaffiliated dealers responsible for sales of Class A shares during such period.
** There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.